Basis of Preparation and Accounting Policies	6 Months Ended
Jun. 30, 2021
Basis of Presentation and Accounting Policies
Basis of Presentation and Accounting Policies

1)   Basis of preparation and accounting policies

These unaudited Interim Financial Statements for the six months ended 30 June 2021 have been prepared in accordance with International Accounting Standard 34, ‘Interim Financial Reporting’ (IAS 34), as issued by the International Accounting Standards Board (IASB), IAS 34 as adopted by the European Union, UK-adopted IAS 34, and the Disclosure Guidance and Transparency Rules sourcebook of the United Kingdom’s Financial Conduct Authority. On 31 December 2020, EU-adopted IFRS at that date was brought into UK law and became UK-adopted international accounting standards, with future changes being subject to endorsement by the UK Endorsement Board. The Interim Financial Statements have transitioned to UK-adopted international accounting standards from financial periods beginning 1 January 2021. There was no impact or changes in accounting policies from the transition.

The unaudited Interim Financial Statements for the six months ended 30 June 2021 were approved by the Board of Directors for publication on 29 July 2021.

The annual financial statements of the group for the year ended 31 December 2020 were prepared in accordance with international accounting standards in conformity with the requirements of the Companies Act 2006, International Financial Reporting Standards (IFRSs) adopted pursuant to Regulation (EC) No 1606/2002 as it applies in the EU and IFRSs as issued by the International Accounting Standards Board (IASB). Except as noted below and for the estimation of the interim income tax charge, the Interim Financial Statements have been prepared applying the accounting policies that were applied in the preparation of the Group’s published consolidated financial statements for the year ended 31 December 2020.

IFRS 9 and IFRS 7

The replacement of benchmark interest rates, such as the London Inter-bank Offered Rate (LIBOR) and other interbank offered rates (IBORs) has been a priority for global regulators and is expected to be largely completed in 2021, although some benchmark rates will be continued to be published until mid-2023. To prepare for this, the Group adopted the Phase 1 amendments to IFRS 9 ‘Financial Instruments’ and IFRS 7 ‘Financial Instruments: Disclosures’ in 2019 and has adopted the Phase 2 amendments in 2021. These amendments provide relief from applying specific hedge accounting requirements to hedge relationships directly affected by IBOR reform and have the effect that the reform should generally not cause hedge accounting to terminate.

The Group has one IFRS 9 designated hedge relationship that is impacted by IBOR reform, namely a €300m cross currency interest rate swap in a fair value hedge relationship with €300m of a €750m 0.875% 2021 non-callable bond. This swap references three-month USD LIBOR; uncertainty arising from the Group’s exposure to IBOR reform will cease when the swap matures in November 2021. The implications on the wider business of IBOR reform have been assessed and the Group is working on moving to new benchmark rates in the second half of 2021.

COVID-19

AstraZeneca has assessed the impact of the uncertainty presented by the COVID-19 pandemic on the Interim Financial Statements comprising the financial results to 30 June 2021 and the financial position as at 30 June 2021, specifically considering the impact on key judgements and significant estimates as detailed on page 180 of the Annual Report and 20-F Information 2020 along with several other areas of elevated risk during the pandemic period.

A detailed assessment has been performed, focussing on the following areas:

-	recoverable value of goodwill, intangible assets and property, plant and equipment
-	impact on key assumptions used to estimate contingent consideration liabilities
-	key assumptions used in estimating the Group’s defined benefit pension obligations
-	basis for estimating clinical trial accruals
-	key assumptions used in estimating rebates, chargebacks and returns for US Product Sales
-	valuations of unlisted equity investments
-	expected credit losses associated with changes in credit risk relating to trade and other receivables
-	net realisable value of inventories
-	fair value of certain financial instruments
-	recoverability of deferred tax assets
-	effectiveness of hedge relationships

There were no material accounting impacts identified relating to the above areas during the six-month period ended 30 June 2021.

The Group will continue to monitor these areas of increased judgement, estimation and risk for material changes.

Going concern

The Group has considerable financial resources available. As at 30 June 2021, the Group had $19.7bn in financial resources (cash and cash-equivalent balances of $15.6bn and undrawn committed bank facilities of $4.1bn, of which $3.4bn is available until April 2024, $0.7bn is available until November 2021 (with a one-year extension option, exercisable by the Group), with only $2.9bn of borrowings due within one year). Additionally, as at 30 June 2021, to support the financing of the acquisition of Alexion, the Group had committed bank facilities totalling $9.5bn. All facilities contain no financial covenants and were undrawn at 30 June 2021.

On 21 July 2021, cash consideration of $13.3bn was paid on completion of the acquisition of Alexion. $2.0bn of two year and $2.0bn of three-year term loans were drawn on 21 July 2021 under the committed bank facilities of $9.5bn, which may be repaid at the Group’s option before maturity and a further $4.5bn of facilities were cancelled. The remaining $1.0bn of revolving credit facility is available until July 2023. On acquisition date and after repaying its $2.3bn bank loans from existing cash resources, Alexion contributed $1.7bn of cash and cash equivalents, and no outstanding bank borrowings, to the Group. Alexion’s operations are expected to contribute further positive cash flows to the Group post acquisition.

The directors have considered the impact of COVID-19 on AstraZeneca’s operations and mitigations to these risks. Overall, the impact of these items would heighten certain risks, such as those relating to the delivery of the pipeline or launch of new medicines, the execution of AstraZeneca’s commercial strategy, the manufacturing and supply of medicines and reliance on third-party goods and services. The Group is continuously monitoring and mitigating where possible impacts of these risks.

The Group’s revenues are largely derived from sales of medicines covered by patents which provide a relatively high level of resilience and predictability to cash inflows, although government price interventions in response to budgetary constraints are expected to continue to affect adversely revenues in many of the mature markets. The Group, however, anticipates new revenue streams from both recently launched medicines and those in development, and the Group has a wide diversity of customers and suppliers across different geographic areas.

Consequently, the Directors believe that, overall, the Group is well-placed to manage its business risks successfully.

Accordingly, the going concern basis has been adopted in these Interim Financial Statements.

Legal proceedings

The information contained in Note 5 updates the disclosures concerning legal proceedings and contingent liabilities in the Group’s Annual Report and Form 20-F Information 2020.

Financial information

The comparative figures for the financial year ended 31 December 2020 are not the Group’s statutory accounts for that financial year. Those accounts have been reported on by the Group’s auditors and have been delivered to the registrar of companies; their report was (i) unqualified, (ii) did not include a reference to any matters to which the auditors drew attention by way of emphasis without qualifying their report, and (iii) did not contain a statement under section 498(2) or (3) of the Companies Act 2006.